Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000206710 [Member]
Shareholder Report [Line Items]
Fund Name	Kennedy CapitalESG SMID Cap Fund
Class Name	Institutional Class
Trading Symbol	KESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kennedy Capital ESG SMID Cap Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Additional Information Phone Number	(877) 882-8825
Additional Information Website	https://www.kennedycapital.com/esg-mutual-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	$41	0.82%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 65,754,362
Holdings Count | Holding	93
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$65,754,362
Total number of portfolio holdings	93
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.2%
TriMas Corp.	2.0%
TD SYNNEX Corp.	1.9%
Teledyne Technologies, Inc.	1.9%
Regal Rexnord Corp.	1.8%
Woodward, Inc.	1.7%
TopBuild Corp.	1.6%
LPL Financial Holdings, Inc.	1.6%
Carlisle Cos., Inc.	1.6%
Post Holdings, Inc.	1.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	2.2%
TriMas Corp.	2.0%
TD SYNNEX Corp.	1.9%
Teledyne Technologies, Inc.	1.9%
Regal Rexnord Corp.	1.8%
Woodward, Inc.	1.7%
TopBuild Corp.	1.6%
LPL Financial Holdings, Inc.	1.6%
Carlisle Cos., Inc.	1.6%
Post Holdings, Inc.	1.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235563 [Member]
Shareholder Report [Line Items]
Fund Name	Kennedy Capital Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	KGROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kennedy Capital Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Additional Information Phone Number	(877) 882-8825
Additional Information Website	https://www.kennedycapital.com/kgrox-mutual-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	$44	0.89%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[2]
Net Assets	$ 472,906
Holdings Count | Holding	72
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$472,906
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Magnite, Inc.	3.9%
Comfort Systems USA, Inc.	3.6%
Chefs' Warehouse, Inc.	3.0%
Shift4 Payments, Inc. - Class A	2.9%
MACOM Technology Solutions Holdings, Inc.	2.8%
Casella Waste Systems, Inc. - Class A	2.7%
Planet Fitness, Inc. - Class A	2.7%
Wingstop, Inc.	2.7%
JFrog, Ltd.	2.5%
Universal Technical Institute, Inc.	2.4%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Magnite, Inc.	3.9%
Comfort Systems USA, Inc.	3.6%
Chefs' Warehouse, Inc.	3.0%
Shift4 Payments, Inc. - Class A	2.9%
MACOM Technology Solutions Holdings, Inc.	2.8%
Casella Waste Systems, Inc. - Class A	2.7%
Planet Fitness, Inc. - Class A	2.7%
Wingstop, Inc.	2.7%
JFrog, Ltd.	2.5%
Universal Technical Institute, Inc.	2.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235565 [Member]
Shareholder Report [Line Items]
Fund Name	Kennedy CapitalSmall Cap Value Fund
Class Name	Institutional Class
Trading Symbol	KVALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kennedy Capital Small Cap Value Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Additional Information Phone Number	(877) 882-8825
Additional Information Website	https://www.kennedycapital.com/kvalx-mutual-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	$44	0.89%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[3]
Net Assets	$ 32,951,814
Holdings Count | Holding	111
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$32,951,814
Total number of portfolio holdings	111
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Bank OZK	1.8%
Alamo Group, Inc.	1.8%
AZZ, Inc.	1.6%
IES Holdings, Inc.	1.6%
Pinnacle Financial Partners, Inc.	1.6%
1st Source Corp.	1.5%
Wintrust Financial Corp.	1.5%
Aris Water Solutions, Inc. - Class A	1.4%
Gates Industrial Corp. PLC	1.4%
Valmont Industries, Inc.	1.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank OZK	1.8%
Alamo Group, Inc.	1.8%
AZZ, Inc.	1.6%
IES Holdings, Inc.	1.6%
Pinnacle Financial Partners, Inc.	1.6%
1st Source Corp.	1.5%
Wintrust Financial Corp.	1.5%
Aris Water Solutions, Inc. - Class A	1.4%
Gates Industrial Corp. PLC	1.4%
Valmont Industries, Inc.	1.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.